Other financial liabilities designated at fair value (Detail) - USD ($) $ in Millions		Dec. 31, 2018		Dec. 31, 2017		Jan. 01, 2017
Disclosure Of Financial Liabilities [Line Items]
Amounts due under unit-linked investment contracts		$ 21,679		$ 11,821
Securities financing transactions	[1]	9,461		384
Over-the-counter debt instruments		2,450		4,428
of which: life-to-date own credit (gain) / loss		(51)		37
Other		5		9
Total other financial liabilities designated at fair value		33,594	[2]	16,643	[2]	$ 14,122
UBS AG
Disclosure Of Financial Liabilities [Line Items]
Amounts due under unit-linked investment contracts		21,679		11,821
Securities financing transactions	[1]	9,461		384
Over-the-counter debt instruments		2,450		4,428
of which: life-to-date own credit (gain) / loss		(51)		37
Other		5		9
Total other financial liabilities designated at fair value		$ 33,594	[2]	$ 16,643	[2]	$ 14,122

[1]	Certain repurchase agreements were reclassified from amortized cost to fair value through profit or loss upon adoption of IFRS 9 as of 1 January 2018. Refer to Note 1c for more information
[2]
As of 31 December 2018 and 31 December 2017, the contractual redemption amount at maturity of other financial liabilities designated at fair value through profit or loss was not materially different from the carrying value.